Note 8 - Intangible Assets - Estimated Annual Amortization Expense for Recorded Intangible Assets (Details) $ in Thousands	Dec. 31, 2017 USD ($)
2018	$ 24,451
2019	22,369
2020	20,842
2021	18,980
2022	$ 18,288